Common and Preferred Shares - Additional Information (Detail) $ / shares in Units, $ in Millions, $ in Millions						3 Months Ended	12 Months Ended
	Nov. 25, 2019 $ / shares	May 30, 2019 shares	Jun. 08, 2018 CAD ($) $ / shares shares	May 29, 2018 shares	May 01, 2018 CAD ($) $ / shares shares	Oct. 31, 2018 shares	Oct. 31, 2019 CAD ($) $ / Note $ / shares shares	Oct. 31, 2019 USD ($) $ / Note shares	Oct. 31, 2018 CAD ($) $ / shares shares	Oct. 31, 2018 USD ($) shares	Oct. 31, 2017 $ / shares	Oct. 31, 2019 USD ($)
Disclosure of classes of share capital [line items]
Dividend paid | $							$ 4,260		$ 3,985
Dividend paid per share | $ / shares							$ 3.49		$ 3.28		$ 3.05
Quarterly dividend payable declared | $ / shares	$ 0.90
Dividend recorded date	Jan. 07, 2020
Dividend payable date	Jan. 29, 2020
Increase to equity | $			$ 1,696
Public offering transaction costs | $			$ 29
Stock issuable on conversion of instruments							2,810,000,000	2,810,000,000	1,835,000,000	1,835,000,000
Floor price of common shares | $ / shares							$ 5.00
Other equity instruments							$ 1,560					$ 1,250
Price per note | $ / Note							1,000	1,000
Interest rate per annum							4.65%					4.65%
Interest adjusted to three-month LIBOR							2.648%					2.648%
Conversion rate for outstanding NVCC subordinated							125.00%	125.00%
Conversion price outstanding NVCC subordinated | $ / shares							$ 5.00
Interest paid | $								$ 58		$ 58
NCIB [member]
Disclosure of classes of share capital [line items]
Maximum number of shares approved for repurchase		24,000,000		24,000,000
Shares repurchased and cancelled, shares				14,800,000
Shares repurchased and cancelled, per share				73.46
Common shares [member]
Disclosure of classes of share capital [line items]
Common shares issued			22,655,000
Shares issued price per share | $ / shares			$ 76.15
Shares repurchased and cancelled, shares							15,000,000	15,000,000	8,230,000	8,230,000
Shares repurchased and cancelled, per share						76.77	71.51	71.51
Shares repurchased and cancelled, value | $							$ 1,075		$ 632
Jarislowsky Fraser [member]
Disclosure of classes of share capital [line items]
Common shares issued					11,133,141
Shares issued price per share | $ / shares					$ 78.86
Increase to equity | $					$ 878